INTEREST IN GIBRALTAR JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Disclosure of joint venture financial information [Table Text Block]
	As at December 31,
	2021	2020
Cash and equivalents	43,387	46,440
Other current assets	119,833	88,814
Current assets	163,220	135,254
Non-current assets	959,828	927,211

Accounts payable and accrued liabilities	43,409	53,662
Other current financial liabilities	31,500	23,703
Current liabilities	74,909	77,365
Long-term debt	21,343	40,178
Provision for environmental rehabilitation	108,916	97,432
Non-current liabilities	130,259	137,610

	Years ended December 31,
	2021	2020
Revenues	578,736	458,305
Production costs	(271,364)	(298,988)
Depletion and amortization	(102,209)	(139,643)
Other operating expense	(4,349)	(4,529)
Interest expense	(4,379)	(5,689)
Interest income	40	82
Foreign exchange gain (loss)	(1,042)	348
Comprehensive income for joint arrangement	195,433	9,886